T. ROWE PRICE Target 2035 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 34 .1%
T. Rowe Price Funds:
New Income Fund  52,844 5,431 5,740 6,711,270 53,623
Limited Duration Inflation Focused
Bond Fund  50,968 6,959 5,492 11,100,716 53,617
International Bond Fund (USD
Hedged)  20,972 1,265 2,135 2,358,176 20,162
U.S. Treasury Long-Term Index
Fund  14,135 439 1,764 1,878,585 13,282
Dynamic Global Bond Fund  12,160 961 1,285 1,523,260 11,851
Emerging Markets Bond Fund  11,330 404 1,137 1,166,840 11,097
High Yield Fund  9,738 359 960 1,546,299 9,293
Floating Rate Fund  3,345 128 328 340,421 3,152
Total Bond Funds (Cost $ 181,868 ) 176,077
EQUITY FUNDS 62 .7%
T. Rowe Price Funds:
Value Fund  53,645 947 5,125 1,050,754 51,455
Growth Stock Fund  50,672 859 4,054 424,300 50,055
U.S. Large-Cap Core Fund  36,058 632 3,691 767,077 34,542
International Value Equity Fund  30,610 522 2,257 1,353,791 30,149
Equity Index 500 Fund  27,090 2,684 3,403 162,594 27,669
Overseas Stock Fund  26,551 466 1,830 1,700,811 26,124
Real Assets Fund  22,520 393 2,020 1,381,809 22,551
International Stock Fund  23,138 398 1,795 982,691 21,826
Mid-Cap Growth Fund  12,275 217 1,236 113,852 11,870
Mid-Cap Value Fund  11,256 201 1,075 335,730 11,183
Emerging Markets Discovery Stock
Fund  10,515 177 1,242 634,732 10,486
Emerging Markets Stock Fund  8,626 208 794 225,213 8,831
Small-Cap Value Fund  6,915 119 996 119,978 6,674
Small-Cap Stock Fund  6,117 95 942 95,593 5,719
New Horizons Fund (2) 5,154 85 469 91,464 5,225
Hedged Equity Fund  — 100 — 7,463 100
Total Equity Funds (Cost $ 217,202 ) 324,459
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  — 1,300 1,251 503 49
Total Other Mutual Funds (Cost $ 49 ) 49

T. ROWE PRICE Target 2035 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .2%
Money Market Funds  3.2%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 22,204 4,571 10,007 16,768,571 16,768
Total Short-Term Investments (Cost $ 16,768 ) 16,768
Total Investments in Securities 100.0%
(Cost $415,887) $ 517,353
Other Assets Less Liabilities (0.0)% (225)
Net Assets 100.0% $ 517,128
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2035 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (47) $ 15 $ 177
Emerging Markets Bond Fund  (46) 500 197
Emerging Markets Discovery Stock Fund  121 1,036 —
Emerging Markets Stock Fund  74 791 —
Equity Index 500 Fund  1,215 1,298 88
Floating Rate Fund  — 7 65
Growth Stock Fund  2,641 2,578 —
Hedged Equity Fund  — — —
High Yield Fund  (10) 156 180
International Bond Fund (USD Hedged)  (62) 60 224
International Stock Fund  475 85 —
International Value Equity Fund  1,069 1,274 —
Limited Duration Inflation Focused Bond Fund  (174) 1,182 247
Mid-Cap Growth Fund  161 614 —
Mid-Cap Value Fund  111 801 —
New Horizons Fund  — 455 —
New Income Fund  (429) 1,088 668
Overseas Stock Fund  716 937 —
Real Assets Fund  370 1,658 —
Small-Cap Stock Fund  87 449 —
Small-Cap Value Fund  99 636 —
Transition Fund  (1) — —
U.S. Large-Cap Core Fund  1,043 1,543 —
U.S. Treasury Long-Term Index Fund  (372) 472 150
Value Fund  876 1,988 —
U.S. Treasury Money Fund, 4.35% — — 229
Totals $ 7,917 # $ 19,623 $ 2,225 +

T. ROWE PRICE Target 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,225 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2035 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2035 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F195-054Q1 08/25